Preferred Stock, Convertible Preferred Stock, Common Stock and Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Preferred Stock, Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

8. Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

Preferred Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation filed on September 19, 2023, as amended (“the Amended Articles”), the Company is authorized to issue a total of 1,000,000 shares of preferred stock, par value $0.0001 per share. As of September 30, 2024 and December 31, 2023, there were no shares of preferred stock outstanding.

Convertible Preferred Stock

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock, including the Series B Convertible Preferred stock classified as a liability which were completed as to the Series B financing, were converted to common stock pursuant to the conversion provisions and were no longer outstanding as of September 30, 2024 and December 31, 2023.

Common Stock

Pursuant to the First Certificate of Amendment to Second Amended and Restated Certificate of Incorporation, the Company is authorized to issue 330,000,000 shares of common stock, par value $0.0001 per share, of which 312,000,000 shares are designated as Voting Common Stock (“Common Stock”) and 18,000,000 are designated as Non-Voting Common Stock (the “Non-Voting Common Stock”). As of September 30, 2024 and December 31, 2023, there were 9,310,522 and 3,552,223 shares of common stock issued and outstanding, respectively, and 1,800,000 shares of non-voting common stock outstanding. Since inception to date, no dividends have been declared or paid to common stockholders. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the nine months ended September 30, 2024, the Company issued 125,847 shares of common stock in lieu of cash for certain services (see Note 11), 13,875 shares of common stock in lieu of cash for payment of a commitment fee related to the Company’s SEPA agreement (see Note 11), 1,581 shares of common stock issued to a stockholder as a result of the FLAG Merger (see Note 1), 1,323,250 shares of common stock shares issued in connection with the Company’s April Offering (see Note 1), 441,696 shares of common stock pursuant to Convertible Notes conversion (see Note 7), 1,069,800 shares of common stock issued in connection with the Company’s May Inducement Offer (see Note 1), 1,787,500 shares of common stock from exercises of warrants (see Note 8), 196,500 shares of common stock from exercises of pre-funded warrants (see Note 8), 20,000 shares of common stock issued for a legal settlement (see Note 11), 79,438 shares of common stock for reverse stock split fractional shares (see Note 1), and 698,812 shares of common stock issued pursuant to a subscription agreement entered into with a related-party (see Note 11).

During the nine months ended September 30, 2023, Calidi issued 718,574 shares of common stock in connection with the conversion of convertible preferred stock (see above), 4,282 shares of common stock with term notes as interest paid in kind and other, 155 shares of common stock in lieu of cash per legal settlement agreement, 19,773 shares of common stock from exercises of stock options, 38,782 shares of common stock for Calidi debt settlement in connection with the FLAG Merger, 4,683 shares of common stock for Calidi deferred compensation settlement in connection with the FLAG Merger, 130,682 shares of common stock issued to Non-Redemption and PIPE Agreement Investor in connection with FLAG Merger, 100,000 shares of common stock under the Forward Purchase Agreement in connection with FLAG Merger, and 1,668,339 shares of common stock issued to Calidi stockholders as result of FLAG Merger.

As of September 30, 2024 and December 31, 2023, common stock reserved for future issuance consisted of the following:

	September 30, 2024	December 31, 2023
Common stock warrants outstanding	7,348,765	1,341,216
Common stock options issued and outstanding	906,122	787,087
Restricted stock units vested and unreleased	38,455	4,022
Shares available for future issuance under the 2023 Equity Incentive Plan	121,305	360,459
Shares reserved under the 2023 Employee Stock Purchase Plan	393,781	393,781
	8,808,428	2,886,565

April Public Offering

On April 18, 2024, in connection with the April Public Offering (see Note 1), the Company sold an aggregate of 1,323,250 Common Stock Units and 196,500 Pre-Funded Warrant (“PFW”) Units at an effective combined purchase price of $4.00 per Common Stock Unit or PFW Unit.

Each Common Stock Unit consists of: (i) one share of the Company’s voting common, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

Each PFW Unit consists of: (i) a pre-funded warrant to purchase one share of common stock, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

The Company issued to the Placement Agent common stock warrants to purchase up to 75,988 shares of Common Stock. See further warrant details below.

May Inducement Offer

On May 31, 2024, following the closing of the May Inducement Offer (see Note 1), warrant holders immediately exercised some or all of their respective outstanding Series B Warrants and C Warrants to purchase up to an aggregate of 1,069,800 shares of the Company’s Common Stock, Series B-1 Warrants to purchase up to 267,300 shares of Common Stock and Series C-1 Warrants to purchase up to 802,500 shares of Common Stock, at a reduced exercise price of $2.00. In consideration for the immediate exercise of some or all of the Existing Warrants for cash, the Company agreed to issue unregistered new Series D Warrants to purchase up to 1,069,800 shares of Common Stock.

The Company accounted for the exercise price decrease of the Existing Warrants as a modification. Based on the nature of the modification (i.e., reduction in exercise price to induce exercise and raise additional capital), the modification was accounted for as an equity issuance cost on the date the offer was accepted by the Holders, calculated as the excess fair value of the modified warrants post modification.

The Company issued to the Placement Agent common stock warrants to purchase up to 53,490 shares of common stock. See further warrant details below.

Subscription Agreement

On July 26, 2024, the Board of Directors of the Company approved a Subscription Agreement dated July 28, 2024 entered with an accredited investor, a related-party (see Note 1). Pursuant to the Agreement, the Company sold to the Investor and the Investor purchased, (i) 698,812 shares of Common Stock at a purchase price of $1.431 per share; and (ii) warrants to purchase 600,000 shares of the Company’s common stock at an exercise price of $1.90, for an aggregate purchase price of $1.0 million.

Nova Cell Investment

On July 26, 2024, the Board of Directors of the Company acknowledged a strategic investment of approximately $2.0 million by an accredited investor, a related-party, into Nova Cell, a subsidiary of the Company, in exchange for the issuance of 7,500,000 shares of Nova Cell’s shares of common stock to the Investor, representing 25% of Nova Cell’s current fully-diluted capitalization.

Warrants

As of September 30, 2024 and December 31, 2023, the Company had outstanding warrants to purchase 7,348,765 shares of Common Stock, consisting of the following:

	September 30, 2024	December 31, 2023
Private Warrants to purchase Common Stock	791,217	191,217
Public Warrants to purchase Common Stock	1,150,000	1,150,000
Warrants to purchase Restricted Shares	40,000	—
Placement Agent Warrants to purchase Common Stock	129,478	—
Series A Warrants to purchase Common Stock	1,401,635	—
Series B Warrants to purchase Common Stock	1,134,335	—
Series B-1 Warrants to purchase Common Stock	567,300	—
Series C-1 Warrants to purchase Common Stock	1,065,000	—
Series D Warrants to purchase Common Stock	1,069,800	—
	7,348,765	1,341,217

Private Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed private warrants to purchase 191,217 shares of common stock with an exercise price of $115.00 per share (the “Private Warrants”). The Private Warrants (and shares of common stock issued or issuable upon exercise of the Private Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the Private Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the Private Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

On July 26, 2024, pursuant to a subscription agreement entered into with an accredited investor, a related-party (see Note 11), the Company sold to the investor warrants to purchase 600,000 shares of the Company’s common stock, which (i) have an exercise price equal to $1.90 per share; and (ii) are exercisable for 3 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

As of September 30, 2024 and December 31, 2023, Private Warrants to purchase 791,217 and 191,217 shares of Common Stock, respectively, remained outstanding.

Public Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed public warrants to purchase 1,150,000 shares of common stock with an exercise price of $115.00 per share (the “Public Warrants”). The Public Warrants became exercisable 30 days after the closing of the FLAG Merger. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.01 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $180.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.

The Company accounts for the Public Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon the closing of the FLAG Merger. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

As of September 30, 2024 and December 31, 2023, Public Warrants to purchase 1,150,000 shares of Common Stock remained outstanding.

Warrants to Purchase Restricted Shares

On February 21, 2024, in connection with a settlement agreement (see Note 11), the Company issued additional warrants to purchase 40,000 Restricted Shares which (i) have an exercise price equal to $13.20 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

As of September 30, 2024, warrants to purchase 40,000 Restricted Shares remained outstanding. There were no such warrants as of December 31, 2023.

Placement Agent Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued to the placement agent warrants to purchase up to 75,988 shares of Common Stock, which (i) have an exercise price equal to $6.60 per share; and ( ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued to the placement agent warrants to purchase up to 53,490 shares of Common Stock, which (i) have an exercise price equal to $3.75 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

As of September 30, 2024, all placement agent warrants to purchase a total of 129,478 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series A Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series A warrants to purchase 1,519,750 shares of Common Stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series A warrants to purchase 256,885 shares of Common Stock. The Series A Warrants have (i) an exercise price equal to $6.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series A warrants was reset to $1.52 per share, effective July 22, 2024.

During the three months ended September 30, 2024, Series A warrants to purchase 375,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $0.6 million.

As of September 30, 2024, Series A warrants to purchase 1,401,635 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series B Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series B warrants to purchase 1,519,750 shares of common stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series B warrants to purchase 256,885 shares of common stock. The Series B Warrants have (i) an exercise price equal to $6.00 per share; and (ii) are exercisable for 1 year after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Series B warrants to purchase 267,300 shares of common stock were exercised at a reduced exercise price of $2.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series B warrant exercises, the Company received gross proceeds of approximately $0.5 million.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series B warrants was reset to $1.52 per share, effective July 22, 2024.

During the three months ended September 30, 2024, Series B warrants to purchase 375,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $0.6 million.

As of September 30, 2024, Series B warrants to purchase 1,134,335 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series C Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series C warrants to purchase 1,519,750 shares of common stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series C warrants to purchase 256,885 shares of common stock. The Series C Warrants have (i) an exercise price equal to $6.00 per share; and (ii) are exercisable for 4 months after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Series C warrants to purchase 802,500 shares of common stock were exercised at a reduced exercise price of $2.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series C warrant exercises, the Company received gross proceeds of approximately $1.6 million.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series C warrants was reset to $1.52 per share, effective July 22, 2024.

During the three months ended September 30, 2024, Series C warrants to purchase 637,500 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $1.0 million. 336,635 Series C warrants expired on August 18, 2024.

As of September 30, 2024 no Series C warrants remained outstanding. There were no such warrants as of December 31, 2023.

Series B-1 Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series B-1 warrants to purchase 267,300 shares of common stock, which (i) have an exercise price equal to $2.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series B-1 warrants was reset to $1.52 per share, effective July 22, 2024.

During the three months ended September 30, 2024, pursuant to the terms of the Series B Warrants, the Company issued Series B-1 warrants to purchase 375,000 shares of common stock which (i) have an exercise price equal to $1.52 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

During the three months ended September 30, 2024, Series B-1 warrants to purchase 75,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $0.1 million.

As of September 30, 2024, Series B-1 warrants to purchase 567,300 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series C-1 Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series C-1 warrants to purchase 802,500 shares of common stock, which (i) have an exercise price equal to $2.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series C-1 warrants to purchase 50,000 shares of common stock were subsequently exercised at an exercise price of $2.00 per share. Pursuant to the issuance of common stock per the Series C-1warrant exercises, the Company received gross proceeds of approximately $0.1 million.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series C-1 warrants was reset to $1.52 per share, effective July 22, 2024.

During the three months ended September 30, 2024, pursuant to the terms of the Series C Warrants, the Company issued Series C-1 warrants to purchase 637,500 shares of common stock which (i) have an exercise price equal to $1.52 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

During the three months ended September 30, 2024, Series C-1 warrants to purchase 325,000 shares of common stock were exercised at $1.52 per share and the Company received gross proceeds of approximately $0.5 million.

As of September 30, 2024, Series C-1 warrants to purchase 1,065,000 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series D Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series D warrants to purchase 1,069,800 shares of common stock, which (i) have an exercise price equal to $3.00 per share; and (ii) are exercisable for 5.5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. The Series D Warrants were issued as additional consideration to the Holders as part of the May Inducement Offer (see Note 1). The fair value of the Series D Warrants totaling $1.7 million was recorded as a deemed dividend to the warrant holders, and accordingly was treated as a reduction from total loss attributable to common stockholders in the calculations of net loss per share in the unaudited condensed consolidated statements of operations.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series D warrants was reset to $1.52 per share, effective July 22, 2024.

As of September 30, 2024, Series D warrants to purchase 1,069,800 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

The following table summarizes the Company’s aggregate warrant activity for the nine months ended September 30, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	1,341,217	$115.00	4.72
Issued	40,000
Exercised	—
Cancelled	—
Outstanding at March 31, 2024	1,381,217	$112.10	4.47
Issued	7,598,983
Exercised	(1,119,800)
Cancelled	—
Outstanding at June 30, 2024	7,860,400	$23.70	3.46
Issued	1,612,500
Exercised	(1,787,500)
Cancelled	(336,635)
Outstanding at September 30, 2024	7,348,765	$22.39	3.81

10. Preferred Stock, Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

 Preferred Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation filed on September 19, 2023 (“the Amended Articles”), the Company is authorized to issue a total of 1,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2023, there were no shares of preferred stock outstanding.

 Convertible Preferred Stock

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock, including the Series B Convertible Preferred stock classified as a liability which were completed as to the Series B financing, were converted to Calidi common stock pursuant to the conversion provisions and are no longer outstanding as of December 31, 2023.

As of December 31, 2022, the authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock were as follows (in thousands, except share amounts):

	December 31, 2022
	Shares Authorized (1)	Shares Issued and Outstanding (1)	Liquidation Preference	Carrying Value
Founders	4,370,488	432,982	$2,080	$1,354
Series A-1	2,081,185	179,665	4,316	3,871
Series A-2	1,664,948	105,928	4,454	4,376
	8,116,621	718,575	$10,850	$9,601

(1)	Retroactively restated for the reverse recapitalizations as described in Note 1 and Note 3.

Dividends

There is no stated per annum dividend rate within the Convertible Preferred Stock agreements. When or if a dividend is declared by the board of directors, the holders of the outstanding shares of Convertible Preferred Stock are entitled to first receive a dividend at least equal to the dividend payable on common stock as if all Convertible Preferred Stock had been converted to common stock. Since inception and through the date of this Report, no cash dividends have been declared or accrued.

Liquidation preferences

In the event of any liquidation or deemed liquidation event such as dissolution, winding up, or loss of control, either voluntary or involuntary, the holders of Convertible Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds to the holders of common stock, an amount equal to the Convertible Preferred Stock original issue price plus any declared and unpaid dividend or such amount per share were the Convertible Preferred Stock be converted into common stock. Liquidation payments to the holders of Convertible Preferred Stock have priority and are made in preference to any payments to the holders of common stock. The liquidation preferences as of December 31, 2022 are reported above. There were no convertible preferred stock shares outstanding as of December 31, 2023.

Voting rights

The holder of each share of Convertible Preferred Stock is entitled to one vote for each share of common stock into which it would convert.

At any time when at least 25% of the initially issued shares of the Founders convertible preferred stock remain outstanding, approval of a majority of the Founders convertible preferred stock is required for certain matters, as defined in the Amended Articles, such as (a) amending Calidi’s Certificate of Incorporation which alter the terms of the Founders convertible preferred stock in an adverse manner, (b) an increase or decrease the authorized numbers of shares of any stock, (c) the authorization or creation any new class of stock that are senior to the existing Convertible Preferred Stock, (d) the redemption or repurchase of any shares of stock, (e) the declaration or payment any dividend or otherwise make a distribution to shareholders, (f) the increase or decrease the number of directors of Calidi, or (g) the consent, agree or commit to a liquidation or deemed liquidation event.

Conversion

The shares of Convertible Preferred Stock were convertible into one share of common stock at any time, at the option of the holder, subject to certain antidilutive adjustments, including stock splits, combinations, common stock dividends and distributions, reclassification, recapitalization, merger, and consolidation. The conversion ratio is equal the original issuance price of the respective preferred shares which is $2.00 for Founders convertible preferred stock, $10.00 for Series A-1 convertible preferred stock and $17.50 for Series A-2 convertible preferred stock.

All of the Convertible Preferred Stock shares would automatically convert into the number of shares of common stock determined in accordance with the conversion rate upon any of the following: (a) by vote or written consent of a majority of the holders of the outstanding Convertible Preferred Stock or (b) upon the closing of an initial public offering.

Calidi evaluated whether the Convertible Preferred Stocks embedded optional and automatic conversion features represented a BCF in accordance with ASC 470-20 and determined that the optional conversion features were not beneficial to the holder at the time of the Convertible Preferred Stocks respective original issuance dates. In addition, the automatic conversion features which are contingent upon on the occurrence of a future event resulted in contingent BCFs at the Convertible Preferred Stock issuance dates, however, in accordance with ASC 470-20, a contingent BCF is not recognized until the contingency is resolved.

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock were converted to Calidi common stock pursuant to the conversion provisions above and are no longer outstanding as of December 31, 2023.

Series B Convertible Preferred Stock

On June 16, 2023, Calidi entered into a Securities Purchase Agreement (“SPA”) with a Jackson Investment Group LLC (“JIG”), an investor in FLAG, and Calidi Cure LLC (“Calidi Cure”) an entity that is solely managed and operated by Allan J. Camaisa, for an aggregate purchase of 100,000 shares of Series B Convertible Preferred Stock (“Series B Preferred Stock”) at a stated price of $250.00 per share, for a total commitment of $25.0 million. JIG committed to purchasing $12.5 million (or 50,000 shares) of Series B Preferred Stock and Calidi Cure committed to purchasing the remaining $12.5 million (or 50,000 shares) of Series B Preferred Stock, which may be funded by multiple investors in Calidi Cure as a consortium. Upon signing of the SPA, JIG funded and purchased 19,999 shares of Series B Preferred stock for an initial investment of $5.0 million (“JIG Tranche 1”) and, conditioned on the Closing of the business combination with FLAG no later than September 14, 2023, which did close on September 12, 2023 (see Note 3), committed to purchase the remaining 30,001 shares of Series B Preferred Stock for $7.5 million (“JIG Tranche 2”). Calidi Cure committed to purchasing 19,999 shares of Series B Preferred Stock for $5.0 million no later than September 1, 2023 (“Calidi Cure Tranche 1”) and conditioned on the Closing of the business combination with FLAG which did close on September 12, 2023 (see Note 3), and JIG’s purchase of shares pursuant to JIG Tranche 2, committed to purchase the remaining 30,001 shares of Series B Preferred Stock for $7.5 million (“Calidi Cure Tranche 2”). The Calidi Cure commitments are personally guaranteed by Mr. Camaisa.

Calidi evaluated the accounting implications of the initial JIG Tranche 1 and Calidi Cure Tranche 1 financing. As of June 20, 2023 (issuance date), only the $5 million JIG Tranche 1 and $0.2 million of Calidi Cure’s purchase commitment were funded. Based on Calidi’s analysis, the Series B Preferred Stock Initial Closing (JIG Tranche 1) and Calidi Cure $0.2 million were classified as a liability under ASC 480-10-25-14, with any changes being recorded in the consolidated statements of operations. Calidi recorded a day 1 loss of approximately $2.4 million recorded on the issuance date. The entire day one loss and the change in fair value was recorded in Calidi’s consolidated statements of operations included in Change in fair value of debt, other liabilities, and derivatives – related party. Calidi then recorded a mark to market adjustment to September 16, 2023 resulting in a $2.7 million gain from change in fair value from June 20, 2023 (issuance date) to December 31, 2023, recorded within Change in fair value of debt, other liabilities, and derivatives – related party within the consolidated statements of operations. Further, as consideration for the Series B Preferred Stock financing, Calidi recorded a financing cost of $2.7 million for the year ended December 31, 2023, included in Calidi’s other income and expenses, net, presented within the consolidated statements of operations labeled Series B preferred stock financing costs – related party.

The holders of the Series B Preferred Stock were entitled to liquidation, deemed liquidation, voting, dividend and other rights on terms substantially similar to Convertible Preferred Stock described above, except the Series B Preferred Stock was junior in rank to the Convertible Preferred Stock.

At any time after the date of issuance, any holder of the Series B Preferred Stock had the right by written election to Calidi to convert all or any portion of the outstanding shares, along with accrued dividends, if any, into an aggregate number of shares of Calidi common stock by (i) multiplying the number of shares of Series B Preferred Stock to be converted by the $250.00 per share liquidation value thereof, and (ii) dividing the result by the conversion price in effect immediately prior to such conversion defined as follows. The conversion price per share for JIG’s Tranche 1 and Tranche 2 investments was determined based on a Calidi valuation of $180.0 million divided by the number of Calidi’s fully diluted shares as of the date of, and defined in, the SPA (“JIG Conversion Price”). The conversion price per share for Calidi Cure’s Tranche 1 and Tranche 2 investments was determined based on a Calidi valuation of $200.0 million divided by the number of Calidi’s fully diluted shares as of the date of, and defined in, the SPA (“Calidi Cure Conversion Price”).

All shares of Series B Preferred Stock outstanding were set to automatically convert to shares of Calidi common stock based on the applicable conversion prices described above in the earlier to occur of the following: i) the Closing of the business combination or a qualified public offering by Calidi, or ii) on September 30, 2025. A qualified public offering shall occur upon the sale and firm commitment in an underwritten public offering in which Calidi sells at least $10.0 million at a price per share equal to or greater than the Conversion Price defined above respectively which was sold to the public and listed on a national securities exchange.

In the event that the business combination had not been completed by September 14, 2023, JIG had a contingent put option on the JIG Tranche 1 investment, upon written notice to Calidi, to demand a repayment of invested principal amount plus 10%, or $5.5 million (the “Repurchase Price”), from Calidi. The contingent put option was set to expire on December 31, 2023. If upon written notice from JIG to exercise the put option, Calidi was unable to or had not paid JIG the Repurchase Price, then JIG could have demanded such payment, by written notice from Mr. Camaisa individually. If an event of default had occurred and there was failure to pay the Repurchase Price by Calidi and Mr. Camaisa in accordance with the SPA, then JIG, at its sole election, had the right to convert the Series B Preferred Stock acquired in JIG Tranche 1 into shares of Calidi common stock at a then Calidi valuation of $5.0 million divided by the number of Calidi’s fully diluted shares, as defined. Alternatively, if the business combination was not completed by September 14, 2023, or was otherwise terminated, then all holders of Series B Preferred Stock, at their election, had the right to convert all or part of the Series B Preferred Stock on a conversion price based upon a Calidi valuation of $50.0 million divided by the number of Calidi’s fully diluted shares, as defined.

In the event that the business combination had not been completed on or before September 14, 2023 and JIG had funded JIG Tranche 2, but Calidi Cure had not fulfilled its commitment to purchase $12.5 million shares of Series B Preferred Stock discussed above, then within 60 days written notice provided by JIG to Mr. Camaisa individually, Mr. Camaisa had agreed to purchase from JIG all of the Series B Preferred Stock purchased by JIG in the SPA for a purchase price of $12.5 million.

As an incentive to purchase the Series B Preferred Stock in June 2023, JIG and to Calidi Cure received 25,599 and 150 shares of FLAG Class B Common Stock, respectively, valued at an aggregate of $2.7 million which was recorded as a financing cost included in other expenses in the consolidated statements of operations for the year ended December 31, 2023.

In connection with the Closing of the FLAG Merger, JIG purchased the remaining 30,001 shares of Series B Convertible Preferred Stock for $7.4 million for JIG Tranche 2, net of fees and commissions of $0.1 million, which, along with JIG Tranche1 that was funded in June 2023, all Series B Convertible Preferred Stock held by JIG was converted to Calidi common stock immediately prior to the Closing in accordance with the conversion provisions in the Series B Convertible Preferred Stock agreements. Furthermore, at the Closing, Calidi Cure purchased 50,000 shares of Series B Preferred Stock for $12.1 million, net of fees and commissions of $0.4 million, comprising both Calidi Cure Tranche 1 and Calidi Cure Tranche 2 and all Series B Convertible Preferred Stock held by Calidi Cure was converted to Calidi common stock immediately prior to the Closing in accordance with the conversion provisions in the Series B Convertible Preferred Stock agreements. Accordingly, there were no Series B Convertible Preferred Stock shares outstanding as of December 31, 2023.

Common Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation, the Company is authorized to issue 330,000,000 shares of common stock, par value $0.0001 per share, of which 312,000,000 shares are designated as Voting Common Stock (“Common Stock”) and 18,000,000 are designated as Non-Voting Common Stock (the “Non-Voting Common Stock”). As of December 31, 2023 and December 31, 2022, there were 3,552,223 and 858,373 shares of common stock issued and outstanding, respectively, and 1,800,000 and 0 shares of non-voting common stock outstanding, respectively. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the year ended December 31, 2023, Calidi issued 718,574 shares of common stock in connection with the conversion of convertible preferred stock (see above), 4,282 shares of common stock with term notes as interest paid in kind and other (see Note 8), 155 shares of common stock in lieu of cash per legal settlement agreement, 19,773 shares of common stock from exercises of stock options (see Note 11), 38,782 shares of common stock for Calidi debt settlement in connection with the FLAG Merger (see Note 8), 4,683 shares of common stock for Calidi deferred compensation settlement in connection with the FLAG Merger (see Note 14), 130,682 shares of common stock issued to Non-Redemption and PIPE Agreement Investor in connection with FLAG Merger, 100,000 shares of common stock under the Forward Purchase Agreement in connection with FLAG Merger, and 1,676,919 shares of common stock issued to Calidi stockholders as result of FLAG Merger.

During the year ended December 31, 2022, Calidi issued 10,974 shares of common stock from exercises of stock options, 5,786 shares of common stock related for certain services in lieu of cash, 10,514 shares in conjunction with a lawsuit settlement (see Note 14), and 1,618 shares in lieu of cash interest in conjunction with certain term note agreements (see Note 8).

As of December 31, 2023, common stock reserved for future issuance consisted of the following:

Common stock warrants outstanding	1,341,216
Common stock options issued and outstanding	787,087
Restricted stock units vested and unreleased	4,022
Shares available for future issuance under the 2023 Equity Incentive Plan	360,459
Shares reserved under the 2023 Employee Stock Purchase Plan	393,781
2,886,565

In connection with the closing of the FLAG Merger on September 12, 2023, all Calidi Common Stock, including all convertible common equivalents were exchanged for New Calidi Common Stock (see Note 3). After giving effect to the Business Combination transaction and the issuance of the Merger Consideration described above, there are 3,552,223 shares of the Company’s Common Stock issued and outstanding.

Warrants

As of December 31, 2023, there were warrants to purchase 1,341,217 shares of Common Stock outstanding, consisting of Public Warrants to purchase 1,150,000 shares of common stock, and Private Placement Warrants to purchase 191,217 shares of common stock.

2020 Term Note Warrants

In connection with the 2020 Term Notes Payable financings discussed in Note 8, Calidi issued warrants to purchase 105,000 shares of common stock at an exercise price of $10.00 per share (“2020 Term Note Warrants”). The 2020 Term Note Warrants shall terminate and expire upon the earliest to occur of the following: i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The 2020 Note Warrants are classified as equity in accordance with ASC 815. Calidi has elected to measure the 2020 Term Notes Payable using the fair value option under ASC 825 discussed in Notes 2 and 8. Accordingly, Calidi allocated the proceeds from the 2020 Term Notes Payable to the associated 2020 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $0.1 million of residual value being allocated to the 2020 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2020 Term Note Warrants were cashless exercised into shares of Calidi common stock and exchanged for New Calidi Common Stock.

2020 LOC Warrants

In connection with the LOC discussed in Note 8, Calidi issued warrants to purchase 200,000 shares of common stock at an exercise price of $10.00 per share (“2020 LOC Warrants”). The 2020 LOC Warrants have a termination provision and are equity classified similar to the provisions of 2020 Term Note Warrants. At the time of issuance, the fair value of the 2020 LOC Warrants was estimated to be $0.6 million and recorded as a deferred financing fee with a corresponding increase to additional paid in capital. This amount was included within deferred financing fees and other noncurrent assets on the consolidated balance sheet and is being amortized to interest expense in the consolidated statements of operations over the term of the LOC (see Note 8).

The estimated fair value of the 2020 LOC Warrants was determined using the Black-Scholes option pricing model which, among other factors, utilized key inputs such as the share price of the underlying common stock at the valuation date, the exercise price, the expected life of the 2020 LOC Warrants, which were estimated to be the at the future liquidity event that would result in the termination of the warrant, risk-free interest rates, expected dividends and expected volatility commensurate with the expected life. The determination of the 2020 LOC Warrants fair values is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If Calidi had made different assumptions, its 2020 LOC Warrants fair values and the resulting financial statement impacts from those values may have been significantly different.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2020 LOC Warrants were cashless exercised into shares of Calidi common stock and exchanged for New Calidi Common Stock.

2021 Term Note Warrants

In connection with the 2021 Term Notes Payable financings discussed in Note 8, Calidi issued warrants to purchase 100,000 shares of common stock at an exercise price of $10.00 per share (“2021 Term Note Warrants”). The 2021 Term Note Warrants shall terminate and expire upon the earliest to occur of the following: i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The Note Warrants are classified as equity in accordance with ASC 815. Calidi elected to measure the 2021 Term Notes Payable using the fair value option under ASC 825 discussed in Notes 2 and 8. Accordingly, Calidi allocated the proceeds from the 2021 Term Notes Payable to the associated 2021 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $22,000 of residual value being allocated to the 2021 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2021 Term Note Warrants were cashless exercised into shares of Calidi common stock and exchanged for New Calidi Common Stock.

Public Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed public warrants to purchase 1,150,000 shares of common stock with an exercise price of $115.00 per share. The public warrants became exercisable 30 days after the Closing. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.01 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $180.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.

The Company accounts for the public warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon the closing of the FLAG Merger. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

As of December 31, 2023, all 1,150,000 public warrants remain outstanding.

Private Placement Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed private placement warrants to purchase 191,217 shares of common stock with an exercise price of $115.00 per share. The private placement warrants (and shares of common stock issued or issuable upon exercise of the Private Placement Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the private placement warrants have terms and provisions that are identical to those of the public warrants being, including as to exercise price, exercisability and exercise period. If the private placement warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the private placement warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the public warrants.

As of December 31, 2023, all 191,217 private placement warrants remain outstanding.

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2023.

	Number of Warrants(1)	Weighted Average Exercise Price(1)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023 (1)	168,576	$24.00	7.87
Issued - Private Placement Warrants	191,217	—	—
Issued - Public Warrants	1,150,000	—	—
Exercised	—	—	—
Converted into Common Stock (1)	(168,576)	—	—
Outstanding at December 31, 2023	1,341,217	$115.00	4.72

(1)	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.